Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs for Warrants (Details) - Fair Value, Inputs, Level 3	Jun. 30, 2021	Mar. 31, 2021	Mar. 04, 2021
Exercise Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.50	11.50	11.50
Stock Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	9.71	9.78	9.75
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	18.4	16.0	16.0
Term (years)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, term	5 years 6 months 3 days	5 years 3 months 29 days	5 years 3 months 29 days
Risk-free Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.96	1.10	0.94